Trade and other payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [Line Item]
Trade payables	$ 1,041,000,000	$ 1,091,000,000
Other payables and accruals including other tax and social security payable	194,000,000	210,000,000
Payables and accruals for exceptional items	9,000,000	7,000,000
Related party borrowings	6,000,000	9,000,000
Total trade and other payables	1,250,000,000	1,317,000,000
Value added tax payables	45,000,000	$ 45,000,000
Trade and other payables where suppliers have received payments	$ 111,000,000
Minimum
Trade and other payables [Line Item]
Period between trade payables and its payment that are part	60 days
Period between trade payables and its payment that are not a part	55 days
Maximum
Trade and other payables [Line Item]
Period between trade payables and its payment that are part	150 days
Period between trade payables and its payment that are not a part	120 days